Term Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Components of long term debt

	March 31,	December 31,
(dollar amounts in thousands)	2014	2013
One installment note, interest 9.05%, secured by vehicles, maturing July 2016	$15	$17

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2014 and February 2020	376	425
	391	442
Less: Current portion of bank debt	(343)	(318)

Long-term portion of bank debt	$48	$124

Term Loans [Member]
Debt Instrument [Line Items]
Components of long term debt

	March 31,	December 31,
(dollar amounts in thousands)	2014	2013
PNC revolving credit facility, secured by accounts receivable	$134	$-

Term loan, MidMarket Capital, net of debt discount of $0 and $144	-	13,706

Promissory notes, unsecured, maturing in January 2014	-	1,725

12% convertible note payable, net of debt discount of $5,499 and $6,666, respectively	4,926	4,958
	5,060	20,389
Less: Current portion of term loans	(2,047)	(5,380)

Long-term portion term loans, net of debt discount	$3,013	$15,009

	December 31,
	2013	2012
PNC revolving credit facility, secured by accounts receivable	$-	$-

Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631	13,706,157	14,817,369

Convertible promissory notes, unsecured, matured in December 2012	-	27,500

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	-	9,500

Promissory notes, unsecured, matured in October 2012	-	195,000

Promissory notes, unsecured, maturing in January 2014	1,725,000	-

18% convertible promissory note maturing in January 2013	-	210,000

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012	-	200,000

12% convertible debentures payable, net of debt discount of $6,666,476 and $0, respectively	4,958,526	-
	20,389,683	15,459,369
Less: Current portion of term loans	(5,380,185)	(3,618,211)

Long-term portion term loans, net of debt discount	$15,009,498	$11,841,158

Schedule of future maturities
Year ending December 31,
2014	$10,825,000
2015	7,925,001
2016	2,762,500
2017	5,687,501
2018	-
Total Principal payments	27,200,002

Convertible Debt [Member]
Debt Instrument [Line Items]
Summary of fair value of embedded feature of Convertible Debentures using Monte Carlo simulation
March 31,
2014

Principal amount	$10,780

Conversion price	$6.36
Volatility	65%
Conversion trigger price	$12.72
Life of conversion feature	1.20 years
Risk free interest rate	0.2%